Summary of Significant Accounting Policies: Segment Reporting (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Segment Reporting

Segment Reporting

The Company is currently managed as two reportable business segments, (1) life and health and (2) annuities. The Company’s life and health segment includes individual and group life policies that the Company no longer actively markets. The annuities segment includes its single premium deferred annuity contracts and flexible premium deferred variable annuity contracts. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements, which impact the financial statement presentation of these segments.